Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes for the years ended December 31, is as follows:

(In thousands)	2019	2018
Current	$1,181	$203
Deferred	(16)	343
	$1,165	$546

The provision for income taxes includes the following

(In thousands)	2019	2018
Federal Income Tax	$1,244	$714
State Tax	(79)	(168)
	$1,165	$546

Components of the Net Deferred Tax Asset Included in Other Assets

The components of the net deferred tax asset, included in other assets as of December 31, are as follows:

(In thousands)	2019	2018
Assets:
Deferred compensation	$970	$895
Allowance for loan losses	2,266	1,909
Postretirement benefits	108	119
Subordinated loan interest	22	23
Investment securities	77	1,002
Loan origination fees	-	35
Held-to-maturity securities	14	21
Stock-based compensation	101	166
Community service activities	22	153
Other	587	374
Total	4,167	4,697
Liabilities:
Prepaid pension	(1,331)	(1,157)
Depreciation	(1,667)	(1,441)
Accretion	(118)	(177)
Intangible assets	(1,004)	(1,004)
Mortgage servicing rights	(5)	(4)
Prepaid expenses and transaction fees	(103)	(69)
Loan origination fees	(29)	-
Total	(4,257)	(3,852)
	(90)	845
Less: deferred tax asset valuation allowance	(136)	-
Net deferred tax (liability) asset	$(226)	$845

Reconciliation of the Federal Statutory Income Tax Rate to the Effective Income Tax Rate	A reconciliation of the federal statutory income tax rate to the effective income tax rate for the years ended December 31, is as follows:

	2019	2018
Federal statutory income tax rate	21.0%	21.0%
State tax, net of federal benefit	(1.5)	(3.7)
Tax-exempt interest income	(0.9)	(4.3)
Increase in value of bank owned life insurance less premiums paid	(1.7)	(1.9)
Change in valuation allowance	2.5	-
Other	1.9	0.9
Effective income tax rate - Pathfinder Bancorp, Inc.	21.3%	12.0%
Minority interest	0.1	(0.1)
Effective income tax rate	21.4%	11.9%